Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Income tax expense
Summary of current and deferred components of income taxes

	For the period from
	January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Current tax expense	2,896	14,943	241,792
Deferred tax (benefit)/expense	(511)	10,981	(11,260)
Income tax expense	2,385	25,924	230,532

Summary of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the period from
	January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	%	%	%
Statutory income tax rate of the PRC	25	25	25
Tax effect of permanent differences(a)	81	18	227
Tax effect of preferential tax rates	—	—	(9)
Tax effect of Super Deduction and others	8	(8)	(18)
Effective income tax rate	114	35	225
(a)	The permanent book‑tax differences is share‑based compensation and Super Deduction.

Summary of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2019 and 2020:

	As of
	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	5,013	601
Inventory provisions	652	—
Product warranty	344	1,360
Accrued expenses and others	2,547	6,698
Total deferred tax assets	8,556	8,659
Deferred tax liabilities:
Accelerated depreciation of property, equipment and leasehold improvement	(6,308)	(6,781)
Recharge of cost and expense to related parties	(12,718)	—
Unrealized investment income of short-term investments	—	(1,088)
Total deferred tax liabilities	(19,026)	(7,869)
Presentation in the consolidated balance sheet
Deferred tax assets	104	6,000
Deferred tax liabilities	(10,574)	(5,210)
Net deferred tax assets/(liabilities)	(10,470)	790